12. Stockholders' Equity (Details - Assumptions) (September 30, 2019) - Options [Member]	9 Months Ended
Sep. 20, 2019 USD ($)
Risk free interest rate	1.74%
Expected term (years)	6 years 3 months
Expected volatility	36.00%
Expected dividends	$ 0